Related Party Disclosures (Details) - Schedule of other assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related Party Type Parent Entity [Member]
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments of asset
Debt financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans
Residential mortgage loans
Consumer Loans
Allowances established – Loans
Other assets	9	8
Contingent loans
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments of liabilities
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Current accounts and other demand deposits	217	254
Saving accounts and time deposits	4,643	19,836
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities
Related Party Type Other Legal Entity [Member]
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments of asset	343,278	319,120
Debt financial instruments
Other financial instruments	3,354	16
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	16,759	15,045
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	609,155	470,424
Residential mortgage loans
Consumer Loans
Allowances established – Loans	(4,153)	(3,795)
Other assets	149,096	106,137
Contingent loans	177,834	162,046
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments of liabilities	400,984	313,277
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	7,647	608
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Current accounts and other demand deposits	206,465	209,799
Saving accounts and time deposits	274,318	196,913
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	177,827	122,883
Debt financial instruments issued
Other financial obligations
Lease liabilities	11,252	10,256
Other liabilities	108,767	93,743
Related Party Type Key Personnel of the Consolidated Bank [Member]
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments of asset
Debt financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	1,384	853
Residential mortgage loans	15,221	14,612
Consumer Loans	2,068	1,862
Allowances established – Loans	(21)	(15)
Other assets
Contingent loans	4,119	4,119
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments of liabilities
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Current accounts and other demand deposits	3,081	7,403
Saving accounts and time deposits	3,815	2,310
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	517	483
Related Party Type Other Related Party [Member]
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments of asset
Debt financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	12,024	12,718
Residential mortgage loans	58,608	51,025
Consumer Loans	10,879	8,798
Allowances established – Loans	(401)	(416)
Other assets	21	40
Contingent loans	17,872	17,713
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments of liabilities
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Current accounts and other demand deposits	6,529	7,219
Saving accounts and time deposits	24,125	19,347
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	52	18
Related Party Type Total [Member]
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments of asset	343,278	319,120
Debt financial instruments
Other financial instruments	3,354	16
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	16,759	15,045
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	622,563	483,995
Residential mortgage loans	73,829	65,637
Consumer Loans	12,947	10,660
Allowances established – Loans	(4,575)	(4,226)
Other assets	149,126	106,185
Contingent loans	199,825	183,878
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments of liabilities	400,984	313,277
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	7,647	608
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Current accounts and other demand deposits	216,292	224,675
Saving accounts and time deposits	306,901	238,406
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	177,827	122,883
Debt financial instruments issued
Other financial obligations
Lease liabilities	11,252	10,256
Other liabilities	$ 109,336	$ 94,244